Document and Entity Information	12 Months Ended
Mar. 31, 2018 shares
Details
Registrant Name	Portage Biotech Inc.
Registrant CIK	0001095435
SEC Form	20-F
Period End date	Mar. 31, 2018
Fiscal Year End	--03-31
Trading Symbol	ptgef
Number of common stock shares outstanding	280,719,920
Filer Category	Non-accelerated Filer
Current with reporting	Yes
Voluntary filer	No
Well-known Seasoned Issuer	No
Emerging Growth Company	false
Ex Transition Period	false
Amendment Flag	false
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Incorporation, State Country Name	British Virgin Islands